CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
OPERATING REVENUES
Total operating revenues	$ 2,261.1		$ 2,259.2		$ 2,196.9
COST OF SALES
Total cost of sales	897.6		880.1		865.0
OPERATING EXPENSES
Other operation and maintenance	459.6		455.9		426.7
Depreciation and amortization	283.5		322.6		307.9
Taxes other than income	89.4		87.6		91.2
Total operating expenses	832.5		866.1		825.8
Operating income (loss)	531.0		513.0		506.1
OTHER INCOME (EXPENSE)
Equity in earnings of unconsolidated affiliates	131.2		101.8		15.5
Allowance for equity funds used during construction	39.7		14.2		8.3
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	(20.7)		(9.7)		(24.9)
Other income	46.4		26.0		27.0
Other expense	(14.1)		(16.9)		(14.3)
Net other income	182.5		115.4		11.6
INTEREST EXPENSE
Interest on long-term debt	153.6		143.2		147.8
Allowance for borrowed funds used during construction	(18.0)		(7.5)		(4.2)
Interest on short-term debt and other interest charges	8.2		6.4		5.4
Interest expense	143.8		142.1		149.0
INCOME BEFORE TAXES	569.7		486.3		368.7
INCOME TAX (BENEFIT) EXPENSE	(49.3)		148.1		97.4
NET INCOME	$ 619.0		$ 338.2		$ 271.3
BASIC AVERAGE COMMON SHARES OUTSTANDING	199.7		199.7		199.6
DILUTED AVERAGE COMMON SHARES OUTSTANDING	200.0		199.9		199.6
BASIC EARNINGS PER AVERAGE COMMON SHARE	$ 3.10	[1]	$ 1.69	[1]	$ 1.36
DILUTED EARNINGS PER AVERAGE COMMON SHARE	3.10	[1]	1.69	[1]	1.36
DIVIDENDS DECLARED PER COMMON SHARE	$ 1.27000		$ 1.15500		$ 1.05000

[1]	Due to the impact of dilution on the earnings per share calculation, quarterly earnings per share amounts may not add to the total.